ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Dec. 18, 2015	Jun. 25, 2015	Dec. 31, 2015	Jan. 05, 2015	Dec. 31, 2014	Sep. 24, 2014
Ordinary shares:
Shares authorized			500,000,000		500,000,000
Shares issued			117,000,000		100,000,000
Shares outstanding			117,000,000		100,000,000
Par value			$ 0.0001		$ 0.0001
Ordinary shares value			$ 12
Share price	$ 5
Shares issued for private placement	2,000,000
Aggregate cash consideration from private placement	$ 10,000
American Depositary Shares:
Registered number of ADS	7,500,000
Shares per ADS	2
Price per ADS	$ 10
Aggregate offering amount	$ 75,000
Pre-Stock Split
Ordinary shares:
Shares authorized				500,000,000		50,000
Shares issued				10,000		1
Shares outstanding				10,000		1
Par value		$ 0.0001		$ 0.0001		$ 1.00
Subdivision of shares				10,000
Authorized capital				$ 50
Ordinary shares value
Share price		$ 0.0001
Shares issued for stock split transactioin		99,990,000
Aggregate cash consideration for stock split transaction		$ 10